Net (Loss) Income Per Share	6 Months Ended
Jun. 30, 2026
Net (Loss) Income Per Share [Abstract]
Net (loss) Income per Share

(16) Net (loss) Income per Share

As of December 31, 2025 and June 30, 2026, there were 35,000 and nil employee share options or non-vested ordinary shares, respectively, which could potentially dilute basic net earnings per share in the future, but which were excluded from the computation of diluted net earnings per share in the periods presented, as their effects would have been anti-dilutive.

The computation of basic and diluted net (loss) income per ordinary share is as follows:

	Six Months Ended June 30,
	2025	2026	2026
	RMB	RMB	US$

Net (loss) income from continuing operations	(473,345)	48,076	7,085
Less: Net loss attributable to the non-controlling interests	(4,406)	(207)	(31)
Net (loss) gain attributable to owners of the Company from continuing operations	(468,939)	48,283	7,116
Net gain from discontinued operations	3,230	—	—
Less: Net income attributable to the non-controlling interests	—	—	—
Net income attributable to the Company’s shareholders from discontinued operations	3,230	—	—
Weighted average number of ordinary shares outstanding- basic and diluted	274,525	5,920,686	5,920,686
Basic and diluted net (loss) income per ordinary share from continuing operations	(1,696.4)	8.2	1.2
Basic and diluted net (loss) income per ordinary share from discontinued operations	—	—	—